Plant and equipment (Details) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	$ 9,290,308
Ending balance	9,734,879	$ 9,290,308
Cost
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	11,993,061	8,998,499
Additions	4,303,642	3,600,173
Transfer to R&D	(894,316)
Disposals/write off		(338,879)
Lease termination and derecognition		(425,932)
Foreign exchange translation difference	39	159,200
Ending balance	15,402,426	11,993,061
Amortization
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(2,702,753)	1,290,636
Additions	3,002,620	1,634,675
Transfer to R&D	(38,022)
Disposals		40,554
Lease termination and derecognition		(204,590)
Foreign exchange translation difference	(196)	22,586
Ending balance	5,667,547	(2,702,753)
Furniture and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	168,502
Ending balance	375,679	168,502
Furniture and equipment | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	477,823	438,358
Additions	272,731	32,937
Foreign exchange translation difference	(251)	6,528
Ending balance	750,303	477,823
Furniture and equipment | Amortization
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(309,321)	238,223
Additions	65,209	67,030
Foreign exchange translation difference	(94)	4,068
Ending balance	374,624	(309,321)
Computer hardware
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	222,867
Ending balance	456,881	222,867
Computer hardware | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	421,198	209,170
Additions	404,222	208,294
Foreign exchange translation difference	4	3,734
Ending balance	825,424	421,198
Computer hardware | Amortization
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(198,331)	100,324
Additions	170,208	96,191
Foreign exchange translation difference	(4)	1,816
Ending balance	368,543	(198,331)
Vehicles
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	1,089,925
Ending balance	1,723,377	1,089,925
Vehicles | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	1,384,597	299,386
Additions	1,670,911	1,090,673
Transfer to R&D	(894,316)
Disposals/write off		(10,907)
Foreign exchange translation difference		5,445
Ending balance	2,161,192	1,384,597
Vehicles | Amortization
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(294,672)	256,588
Additions	181,165	41,005
Transfer to R&D	(38,022)
Disposals		7,588
Foreign exchange translation difference		4,667
Ending balance	437,815	(294,672)
Leasehold improvements
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	161,620
Ending balance	109,546	161,620
Leasehold improvements | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	435,376	396,303
Additions	29,617	64,495
Disposals/write off		(28,366)
Foreign exchange translation difference	46	2,944
Ending balance	465,039	435,376
Leasehold improvements | Amortization
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(273,756)	182,599
Additions	81,694	112,591
Disposals		23,119
Foreign exchange translation difference	(43)	1,685
Ending balance	355,493	(273,756)
Right-of-use assets
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	927,334
Ending balance	1,954,512	927,334
Right-of-use assets | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	1,660,098	1,590,456
Additions	1,575,434	465,312
Lease termination and derecognition		(425,932)
Foreign exchange translation difference	240	30,262
Ending balance	3,235,772	1,660,098
Right-of-use assets | Amortization
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(732,764)	512,902
Additions	548,441	414,102
Lease termination and derecognition		(204,590)
Foreign exchange translation difference	(55)	10,350
Ending balance	1,281,260	(732,764)
Production tooling and molds
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	6,720,060
Ending balance	5,114,884	6,720,060
Production tooling and molds | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	7,613,969	6,064,826
Additions	350,727	1,738,462
Disposals/write off		(299,606)
Foreign exchange translation difference		110,287
Ending balance	7,964,696	7,613,969
Production tooling and molds | Amortization
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(893,909)
Additions	1,955,903	903,756
Disposals		9,847
Ending balance	$ 2,849,812	$ (893,909)